Above market acquired charters - Carrying Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 M/V Cape Agamemnon	Dec. 31, 2013 M/V Cape Agamemnon	Jun. 30, 2014 M/T Assos	Dec. 31, 2013 M/T Assos	Jun. 30, 2014 M/V Agamemnon	Dec. 31, 2013 M/V Agamemnon	Jun. 30, 2014 M/V Archimidis	Dec. 31, 2013 M/V Archimidis	Jun. 30, 2014 M/V Hyundai Premium	Dec. 31, 2013 M/V Hyundai Premium	Mar. 20, 2013 M/V Hyundai Premium	Jun. 30, 2014 M/V Hyundai Paramount	Dec. 31, 2013 M/V Hyundai Paramount	Mar. 27, 2013 M/V Hyundai Paramount	Jun. 30, 2014 M/V Hyundai Prestige	Dec. 31, 2013 M/V Hyundai Prestige	Sep. 11, 2013 M/V Hyundai Prestige	Jun. 30, 2014 M/V Hyundai Privilege	Dec. 31, 2013 M/V Hyundai Privilege	Sep. 11, 2013 M/V Hyundai Privilege	Jun. 30, 2014 M/V Hyundai Platinum	Dec. 31, 2013 M/V Hyundai Platinum	Sep. 11, 2013 M/V Hyundai Platinum
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 131,382	$ 47,720	$ 47,720	$ 34,814	$ 40,171	$ 612	$ 3,093	$ 1,363	$ 2,227	$ 1,432	$ 2,229	$ 18,396	$ 0	$ 19,707	$ 18,528	$ 0	$ 19,768	$ 18,575	$ 0	$ 19,094	$ 18,816	$ 0	$ 19,329	$ 18,846	$ 0	$ 19,358
Acquisitions	0		97,256	0	0	0	0	0	0	0	0	0	19,707		0	19,768		0	19,094		0	19,329		0	19,358
Amortization	(8,243)	(5,579)	(13,594)	(2,657)	(5,357)	(612)	(2,481)	(428)	(864)	(395)	(797)	(827)	(1,311)		(828)	(1,240)		(839)	(519)		(829)	(513)		(828)	(512)
Carrying amount, end of period	$ 123,139		$ 131,382	$ 32,157	$ 34,814	$ 0	$ 612	$ 935	$ 1,363	$ 1,037	$ 1,432	$ 17,569	$ 18,396	$ 19,707	$ 17,700	$ 18,528	$ 19,768	$ 17,736	$ 18,575	$ 19,094	$ 17,987	$ 18,816	$ 19,329	$ 18,018	$ 18,846	$ 19,358